Expense Example (Mid Cap Value Equity Trust, Series NAV, Mid Cap Value Equity Trust, USD $)	12 Months Ended
May 01, 2011
Mid Cap Value Equity Trust | Series NAV, Mid Cap Value Equity Trust
Expense Example:
Year 1	$ 95
Year 3	296
Year 5	515
Year 10	$ 1,143